Leases- Schedule of Non Cash Additions Lease (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non Cash Additions Lease [Abstract]
Right-of-use assets	$ 909,182	$ 884,288	$ 553,823
Lease liabilities	$ 905,949	$ 866,795	$ 549,622